TAXES BASED ON INCOME (Tables)	12 Months Ended
Dec. 28, 2019
Taxes based on income

(In millions)	2019	2018	2017
Current:
U.S. federal tax	$11.0	$(19.7)	$47.0
State taxes	.5	.8	.2
International taxes	148.1	134.3	111.0
	159.6	115.4	158.2
Deferred:
U.S. federal tax	(168.0)	(6.3)	134.8
State taxes	(8.9)	2.3	(3.7)
International taxes	(39.4)	(26.0)	18.4
	(216.3)	(30.0)	149.5
(Benefit from) provision for income taxes	$(56.7)	$85.4	$307.7

The principal items accounting for the difference between taxes

(In millions)	2019	2018	2017
Computed tax provision at U.S. federal statutory rate(1)	$52.4	$116.5	$206.7
Increase (decrease) in taxes resulting from:
State taxes, net of federal tax benefit(1)	(12.8)	3.9	(3.2)
U.S. pension plan settlements and related charges(1)	(76.6)	—	—
Tax Cuts and Jobs Act(2)	—	(34.7)	172.0
Foreign earnings taxed at different rates(3)	56.2	44.0	(40.2)
Foreign tax structuring and planning transactions(4)	(47.9)	(31.0)	—
Excess tax benefits associated with stock-based payments	(7.8)	(7.7)	(16.0)
Valuation allowance	2.0	10.7	(1.4)
Corporate-owned life insurance	(4.0)	(3.8)	(6.7)
U.S. federal research and development tax credits	(6.1)	(6.1)	(4.9)
Tax contingencies and audit settlements	(11.8)	(11.9)	(1.9)
Other items, net	(.3)	5.5	3.3
(Benefit from) provision for income taxes	$(56.7)	$85.4	$307.7
(1)	Included in 2019 and 2018 are tax effects of the pension plan settlement charges associated with the termination of the ADPP. The tax benefits of $102 million and $19 million on the pretax charges were reflected in computed tax provision at U.S. federal statutory rate and state taxes, net of federal tax benefit for fiscal years 2019 and 2018, respectively. In 2019, the tax benefit of $77 million related to the release of stranded tax effects in AOCI through the income statement was reflected in U.S. pension plan settlements and related charges.
(2)	During 2018 and 2017, we recognized a net tax benefit of $34.7 million and a net tax charge of $172 million, respectively, as a result of the TCJA. These amounts included our TCJA provisional amount and subsequent adjustments, including items that would otherwise be separately disclosed as state taxes, net of federal tax benefit, tax effects of foreign earnings taxed at different rates, tax contingencies and audit settlements, and other items, net. We finalized our TCJA provisional amount as defined under SEC Staff Accounting Bulletin No. 118 in 2018.
(3)	Included in 2019 and 2018 are certain U.S. international tax provisions imposed by the TCJA; all years included foreign earnings taxed in the U.S., net of credits.
(4)	In 2019, we recognized a net tax benefit of $47.9 million related to a foreign structuring transaction. This net benefit resulted from the elimination of recapture conditions to which our previously recognized net operating losses were subject. By eliminating these conditions, our losses became permanent, and the offsetting deferred tax liability related to future recapture was released. In 2018, we recognized a net tax benefit of $31 million related to a foreign planning transaction. This net benefit resulted from the recognition of a deferred tax asset in a higher tax rate jurisdiction, partially offset by a taxable gain recognized in a lower effective tax rate jurisdiction.

Income before taxes from our U.S. and international operations

(In millions)	2019	2018	2017
U.S.	$(355.4)	$(7.3)	$49.0
International	604.9	562.1	540.5
Income before taxes	$249.5	$554.8	$589.5

Components of the temporary differences

(In millions)	2019	2018
Accrued expenses not currently deductible	$25.7	$18.4
Net operating loss carryforwards(1)	154.6	166.4
Tax credit carryforwards	46.5	69.0
Stock-based compensation	11.8	12.4
Pension and other postretirement benefits	57.8	79.8
Lease liabilities(2)	30.5	—
Other assets	21.3	18.5
Valuation allowance	(67.7)	(71.8)
Total deferred tax assets(3)	280.5	292.7
Depreciation and amortization	(41.6)	(45.1)
Repatriation accrual	(18.9)	(21.3)
Foreign operating loss recapture(1)	(3.4)	(56.5)
Lease assets(2)	(29.7)	—
Other liabilities	—	(1.6)
Total deferred tax liabilities(3)	(93.6)	(124.5)
Total net deferred tax assets	$186.9	$168.2
(1)	A portion of our net operating losses originated from prior impairments of investment value in foreign subsidiaries as recognized for foreign accounting and tax reporting purposes. As required by law, these impairment losses are subject to future recapture under certain conditions. In 2019, we executed a foreign tax structuring transaction that eliminated the conditions under which future recapture may occur. Consequently, our previously recognized impairment losses became permanent, and the deferred tax liability related to future recapture was released.
(2)	In 2019, we adopted the accounting guidance on leases using a modified retrospective approach. As such, the prior year period has not been adjusted. Refer to Note 1, “Summary of Significant Accounting Policies,” and Note 7, “Commitments and Leases,” to the Consolidated Financial Statements for more information.
(3)	Reflect gross amounts before jurisdictional netting of deferred tax assets and liabilities.

Schedule of tax credit and net operating loss carryforwards

(In millions)	Net Operating
Year of Expiry	Losses(1)	Tax Credits
2020	$5.1	$.3
2021	3.1	.5
2022	6.6	.6
2023	5.2	2.5
2024	5.2	.4
2025 - 2039	8.4	35.1
Indefinite life/no expiry	474.5	7.1
Total	$508.1	$46.5
(1)	Net operating losses are presented before tax effect and valuation allowance.

Reconciliation of the beginning and ending amounts of unrecognized tax benefits

(In millions)	2019	2018
Balance at beginning of year	$80.8	$108.7
Additions for tax positions of the current year	7.5	11.5
Reductions for tax positions of prior years, net	(6.7)	(23.1)
Settlements with tax authorities	(1.9)	(6.6)
Expirations of statutes of limitations	(8.0)	(5.9)
Changes due to translation of foreign currencies	(1.8)	(3.8)
Balance at end of year	$69.9	$80.8